Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Member Loans at fair value	$ 2,533,671	$ 1,829,042	$ 781,215
Accrued interest receivable from consolidated Trust	22,348	15,975	5,521
Accrued interest payable from consolidated Trust	25,723	17,741	6,678
Notes and certificates, at fair value from consolidated Trust	2,551,640	1,839,990	785,316
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	372,000,000	360,000,000	360,000,000
Common stock, shares issued	60,921,190	54,986,640	45,167,448
Common stock, shares outstanding	60,921,190	54,986,640	45,167,448
Treasury stock, shares			70,560
Consolidated Trust
Member Loans at fair value	1,580,656	1,158,302	396,081
Accrued interest receivable from consolidated Trust	13,849	10,061	2,765
Accrued interest payable from consolidated Trust	15,939	11,176	3,347
Notes and certificates, at fair value from consolidated Trust	1,580,656	1,158,302	396,081
Pro Forma
Member Loans at fair value	2,533,671
Accrued interest receivable from consolidated Trust	22,348
Accrued interest payable from consolidated Trust	25,723
Notes and certificates, at fair value from consolidated Trust	$ 2,551,640
Common stock, par value	$ 0.01
Common stock, shares authorized	372,000,000
Common stock, shares issued	310,300,049
Common stock, shares outstanding	310,300,049